Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 16,311	$ 16,049	$ 13,715
Cost of products sold	11,448	11,261	9,633
Selling and administrative expense	2,894	2,738	2,486
Research and development expense	439	417	425
Interest expense - net	208	118	136
Other expense (income) - net	71	(38)	(1)
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	$ 1,217	$ 1,350	$ 929
Net income per ordinary share
Diluted	$ 3.46	$ 3.93	$ 2.73
Basic	$ 3.54	$ 3.98	$ 2.76
Weighted-average number of ordinary shares outstanding
Diluted	350.9	342.8	339.5
Basic	347.8	338.3	335.5
Cash dividends declared per ordinary share	$ 1.52	$ 1.36	$ 1.08